Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 17,434
Effect of translation	1,386
Balance	16,559	€ 17,434
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31,047	11,643
Additions and modifications	8,676	9,308
Disposals	(984)	(723)
Reclassification		10,535
Effect of translation	(2,889)	513
Cancelation of leases		(229)
Balance	35,850	31,047
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(13,613)	(6,623)
Disposals	980	614
Reclassification		91
Depreciation, property, plant and equipment	(8,044)	(7,697)
Effect of translation		(221)
Cancelation of leases		223
Balance	(19,291)	(13,613)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,297
Effect of translation	127
Balance	826	1,297
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,626	1,494
Additions and modifications	189	1,111
Disposals	(225)	(85)
Reclassification	65
Effect of translation	(221)	106
Balance	2,434	2,626
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,329)	(864)
Disposals	225	57
Depreciation, property, plant and equipment	(631)	(466)
Effect of translation		(56)
Balance	(1,608)	(1,329)
Technical equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,304
Effect of translation	114
Balance	1,049	1,304
Technical equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,412	1,483
Additions and modifications	445	1,011
Disposals	(132)	(135)
Reclassification	(95)
Effect of translation	(192)	49
IFRS 16 adoption		4
Balance	2,438	2,412
Technical equipment and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(1,108)	(696)
Disposals	132	99
Depreciation, property, plant and equipment	(527)	(488)
Effect of translation		(23)
Balance	(1,389)	(1,108)
Transportation equipment, office equipment and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,062
Effect of translation	741
Balance	3,714	5,062
Transportation equipment, office equipment and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,949	8,666
Additions and modifications	1,363	3,536
Disposals	(627)	(503)
Reclassification	30
Effect of translation	(1,093)	265
IFRS 16 adoption		(15)
Balance	11,622	11,949
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,887)	(5,063)
Disposals	623	458
Reclassification		85
Depreciation, property, plant and equipment	(2,385)	(2,225)
Effect of translation		(142)
Balance	(7,908)	(6,887)
Right-of-use assets - Office and Warehouse
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,771
Effect of translation	404
Balance	10,970	9,771
Right-of-use assets - Office and Warehouse | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	14,060
Additions and modifications	6,679	3,650
Effect of translation	(1,383)	93
Cancelation of leases		(229)
IFRS 16 adoption		10,546
Balance	19,356	14,060
Right-of-use assets - Office and Warehouse | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,289)
Reclassification		6
Depreciation, property, plant and equipment	(4,501)	(4,518)
Cancelation of leases		223
Balance	€ (8,386)	€ (4,289)